Derivative liability (Tables)	3 Months Ended
Mar. 31, 2020
Derivative liability
Schedule of changes in fair values of the derivative liability

	March 31,	December 31,
	2020	2019
Balance, beginning	$7,072,134	$4,752,875
Warrants issued	—	—
Warrants exercised	—	(607,133)
Changes in fair value of derivative liabilities	(4,002,122)	2,926,392
Balance, ending	$3,070,012	$7,072,134